BANK FINANCIAL ASSETS AND LIABILITIES - Movements in provision for impairment losses on loans (Details) - RUB (₽) ₽ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance		₽ 2,160	₽ 2,928
New financial assets originated or purchased		2,880	2,863
Change due to change of credit risk			172
Write-offs		(2,696)	(3,459)
Ending Balance	₽ 4,318	₽ 2,344	₽ 2,160
Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	4,527
New financial assets originated or purchased	128
Change due to change of credit risk	74
Write-offs	(637)
Recovery of previously written-off assets	124
Foreign exchange difference	(4)
Ending Balance	4,212
Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,917
New financial assets originated or purchased	355
Change due to change of credit risk	79
Write-offs	(1,180)
Recovery of previously written-off assets	306
Ending Balance	3,477
12-month ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	325
- Transfer to stage 2	(2)
New financial assets originated or purchased	54
Change due to change of credit risk	(55)
Foreign exchange difference	(4)
Ending Balance	318
12-month ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	683
- Transfer to stage 1	243
- Transfer to stage 2	(48)
- Transfer to stage 3	(2)
New financial assets originated or purchased	355
Change due to change of credit risk	(475)
Ending Balance	756
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	306
- Transfer to stage 3	(29)
New financial assets originated or purchased	65
Change due to change of credit risk	144
Ending Balance	486
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	388
- Transfer to stage 1	(162)
- Transfer to stage 2	66
- Transfer to stage 3	(291)
Change due to change of credit risk	317
Ending Balance	318
Lifetime ECL | Impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,714
- Transfer to stage 2	2
- Transfer to stage 3	29
Change due to change of credit risk	(79)
Write-offs	(637)
Recovery of previously written-off assets	124
Ending Balance	3,153
Lifetime ECL | Impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	2,468
- Transfer to stage 1	(81)
- Transfer to stage 2	(18)
- Transfer to stage 3	293
Change due to change of credit risk	217
Write-offs	(1,180)
Recovery of previously written-off assets	306
Ending Balance	2,005
Lifetime ECL | POCI | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	182
New financial assets originated or purchased	9
Change due to change of credit risk	64
Ending Balance	255
Lifetime ECL | POCI | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	378
Change due to change of credit risk	20
Ending Balance	₽ 398